RECLAMATION OBLIGATIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	$ 30,064	$ 28,509
Expenditures incurred	(855)	(755)
Reclamation obligations, ending	32,512	30,064
Reclamation Obligations
DisclosureOfReclamationObligationsLineItems [Line Items]
Reclamation obligations, beginning	30,064	28,509
Accretion	1,361	1,316
Expenditures incurred	(855)	(755)
Liability adjustments-income statement (note 22)	845	369
Liability adjustments-balance sheet (note 12)	1,097	625
Reclamation obligations, ending	$ 32,512	$ 30,064